Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	138,771,978.22	15,078
Yield Supplement Overcollateralization Amount 05/31/25	998,520.90	0
Receivables Balance 05/31/25	139,770,499.12	15,078
Principal Payments	9,075,373.14	296
Defaulted Receivables	150,218.79	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	881,372.67	0
Pool Balance at 06/30/25	129,663,534.52	14,772

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.85%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	3,993,252.71	292
Past Due 61-90 days	990,921.17	70
Past Due 91-120 days	33,914.10	2
Past Due 121+ days	0.00	0
Total	5,018,087.98	364

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	104,166.02
Aggregate Net Losses/(Gains) - June 2025	46,052.77
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.44%
Second Prior Net Losses/(Gains) Ratio	-0.29%
Third Prior Net Losses Ratio/(Gains)	-0.63%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.36%
Weighted Average Contract Rate, Yield Adjusted	5.28%
Weighted Average Remaining Term	21.02

Flow of Funds	$ Amount
Collections	9,686,645.69
Investment Earnings on Cash Accounts	15,327.15
Servicing Fee	(116,475.42)
Transfer to Collection Account	-
Available Funds	9,585,497.42

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	42,817.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	3,259,295.64
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	394,170.71

Total Distributions of Available Funds	9,585,497.42

Servicing Fee	116,475.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	132,922,830.16
Principal Paid	9,108,443.70
Note Balance @ 07/15/25	123,814,386.46

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-3
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-4
Note Balance @ 06/16/25	80,282,830.16
Principal Paid	9,108,443.70
Note Balance @ 07/15/25	71,174,386.46
Note Factor @ 07/15/25	71.0110610%

Class B
Note Balance @ 06/16/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	35,090,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	17,550,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	82,883.01
Total Principal Paid	9,108,443.70
Total Paid	9,191,326.71

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.64000%
Interest Paid	42,817.51
Principal Paid	9,108,443.70
Total Paid to A-4 Holders	9,151,261.21

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0710290
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.8057432
Total Distribution Amount	7.8767722

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4271926
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	90.8754235
Total A-4 Distribution Amount	91.3026161

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	357.83
Noteholders' Principal Distributable Amount	642.17

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	2,924,574.03
Investment Earnings	10,253.63
Investment Earnings Paid	(10,253.63)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$994,751.92	$1,052,179.08	$944,857.07
Number of Extensions	80	73	66
Ratio of extensions to Beginning of Period Receivables Balance	0.71%	0.70%	0.59%